ACQUISITON OF ECO FIRMA FARMS (Tables)	12 Months Ended
Jan. 31, 2019
ECO FIRMA FARMS
Disclosure of detailed information about business combination [line items]
Schedule of purchase price and the allocation of the purchase price
- $ -
Cash	65,572
Receivables	122,840
Inventory	723,170
Biological assets	184,617
Other assets	70,120
Property and equipment	1,736,628
Right-of-use asset	3,689,418
Lease liability	(3,689,418)
Cultivation license	120,000
Goodwill	5,160,741
Accounts payable and accrued liabilities	(334,004)
Total assets and liabilites acquired	7,849,684
Liabilities assumed	3,944,049
Convertible promissory note	2,000,000
Share payment note	1,905,635
Total consideration	7,849,684